Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Condensed Income Statements Captions [Line Items]
Interest income					$ 8,034		$ 7,099	[1]
Interest expense					(5,930)		(4,495)	[1]
Net interest income	[2]	$ 1,003	$ 1,101	$ 1,187	2,104	[3]	2,604	[1],[3],[4]
Other net income from financial instruments measured at fair value through profit or loss		1,936	1,936	1,995	3,872		3,968	[1]
Credit loss (expense) / recovery		(12)	(20)	(28)	(33)	[3]	(54)	[3]
Fee and commission income	[5]	4,908	4,566	4,851	9,474		10,048
Fee and commission expense		(434)	(409)	(421)	(842)		(854)
Net fee and commission income		4,474	4,157	4,430	8,631		9,194
Other income		232	169	149	400		322
Total operating income		7,632	7,343	7,732	14,975	[3]	16,033	[3]
Personnel expenses		3,571	3,468	3,561	7,040	[3]	7,332	[3]
General and administrative expenses		2,004	2,026	2,333	4,030	[3]	4,703	[3]
Depreciation and impairment of property, equipment and software		381	379	244	761	[3]	489	[3]
Amortization and impairment of intangible assets		18	16	16	33	[3]	33	[3]
Total operating expenses		5,975	5,890	6,154	11,864	[3]	12,557	[3]
Operating profit / (loss) before tax		1,657	1,454	1,579	3,110	[3]	3,476	[3]
Tax expense / (benefit)		349	387	296	736	[3]	781	[3]
Net profit / (loss)		1,308	1,067	1,282	2,374	[3]	2,695	[3]
Net profit / (loss) attributable to non-controlling interests		1	(2)	1	(1)		3
Net profit / (loss) attributable to shareholders		$ 1,307	$ 1,069	$ 1,281	2,375		2,692
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income					(1,708)		(1,398)	[1]
Interest expense					1,729		1,421	[1]
Net interest income					21		23	[1]
Other net income from financial instruments measured at fair value through profit or loss					(195)		3	[1]
Credit loss (expense) / recovery					18		(28)
Fee and commission income					(515)		(389)
Fee and commission expense					508		373
Net fee and commission income					(7)		(16)
Other income					(4,242)		(4,885)
Total operating income					(4,405)		(4,903)
Personnel expenses					6		0
General and administrative expenses					(1,357)		(1,825)
Depreciation and impairment of property, equipment and software					(52)		0
Amortization and impairment of intangible assets					0		0
Total operating expenses					(1,402)		(1,825)
Operating profit / (loss) before tax					(3,002)		(3,079)
Tax expense / (benefit)					(15)		(3)
Net profit / (loss)					(2,987)		(3,076)
Net profit / (loss) attributable to non-controlling interests					0		0
Net profit / (loss) attributable to shareholders					(2,987)		(3,076)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					4,797	[6]	3,962	[1],[7]
Interest expense					(5,146)	[6]	(4,011)	[1],[7]
Net interest income					(349)	[6]	(49)	[1],[7]
Other net income from financial instruments measured at fair value through profit or loss					2,936	[6]	2,889	[1],[7]
Credit loss (expense) / recovery					(63)	[6]	(12)	[7]
Fee and commission income					1,693	[6]	1,480	[7]
Fee and commission expense					(357)	[6]	(472)	[7]
Net fee and commission income					1,337	[6],[8]	1,008	[7]
Other income					3,623	[6]	3,889	[7]
Total operating income					7,484	[6]	7,725	[7]
Personnel expenses					1,724	[6]	1,937	[7]
General and administrative expenses					1,644	[6]	2,133	[7]
Depreciation and impairment of property, equipment and software					418	[6]	330	[7]
Amortization and impairment of intangible assets					3	[6]	1	[7]
Total operating expenses					3,789	[6]	4,401	[7]
Operating profit / (loss) before tax					3,695	[6]	3,324	[7]
Tax expense / (benefit)					172	[6]	289	[7]
Net profit / (loss)					3,523	[6]	3,035	[7]
Net profit / (loss) attributable to non-controlling interests					0	[6]	0	[7]
Net profit / (loss) attributable to shareholders					3,523	[6]	3,035	[7]
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					2,120	[6]	2,116	[1],[7]
Interest expense					(573)	[6]	(423)	[1],[7]
Net interest income					1,547	[6]	1,693	[1],[7]
Other net income from financial instruments measured at fair value through profit or loss					500	[6]	485	[1],[7]
Credit loss (expense) / recovery					21	[6]	(19)	[7]
Fee and commission income					2,176	[6]	2,273	[7]
Fee and commission expense					(419)	[6]	(203)	[7]
Net fee and commission income					1,758	[6],[8]	2,070	[7]
Other income					117	[6]	89	[7]
Total operating income					3,942	[6]	4,319	[7]
Personnel expenses					1,000	[6]	958	[7]
General and administrative expenses					1,590	[6]	1,723	[7]
Depreciation and impairment of property, equipment and software					109	[6]	9	[7]
Amortization and impairment of intangible assets					0	[6]	0	[7]
Total operating expenses					2,698	[6]	2,689	[7]
Operating profit / (loss) before tax					1,244	[6]	1,629	[7]
Tax expense / (benefit)					264	[6]	343	[7]
Net profit / (loss)					980	[6]	1,287	[7]
Net profit / (loss) attributable to non-controlling interests					0	[6]	0	[7]
Net profit / (loss) attributable to shareholders					980	[6]	1,287	[7]
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income					2,824	[9]	2,418	[1],[10]
Interest expense					(1,940)	[9]	(1,482)	[1],[10]
Net interest income					885	[9]	936	[1],[10]
Other net income from financial instruments measured at fair value through profit or loss					630	[9]	591	[1],[10]
Credit loss (expense) / recovery					(8)	[9]	5	[10]
Fee and commission income					6,118	[9]	6,683	[10]
Fee and commission expense					(574)	[9]	(552)	[10]
Net fee and commission income					5,544	[9]	6,132	[10]
Other income					902	[9]	1,229	[10]
Total operating income					7,954	[9]	8,893	[10]
Personnel expenses					4,309	[9]	4,438	[10]
General and administrative expenses					2,153	[9]	2,673	[10]
Depreciation and impairment of property, equipment and software					287	[9]	151	[10]
Amortization and impairment of intangible assets					31	[9]	31	[10]
Total operating expenses					6,780	[9]	7,292	[10]
Operating profit / (loss) before tax					1,174	[9]	1,601	[10]
Tax expense / (benefit)					316	[9]	152	[10]
Net profit / (loss)					858	[9]	1,449	[10]
Net profit / (loss) attributable to non-controlling interests					(1)	[9]	3	[10]
Net profit / (loss) attributable to shareholders					$ 859	[9]	$ 1,446	[10]

[1]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information.

[2]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[3]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[4]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.

[5]
Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 325 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 783 million; second quarter of 2018: USD 870 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 20 million).

[6]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[7]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[8]
Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to the “UBS AG standalone financial information” section of this report for more information.

[9]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

[10]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.